Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases

NOTE 6:- LEASES

a.	Office lease:

On February 1, 2019, the Company entered into a lease agreement for the Company’s office and ground floor space in Ogden, State of Utah, ending on February 1, 2022 (the “Lease”). The company shall have a right to renew this Lease for a maximum of one three-years renewal period, which the Company expects to exercise.

b.	The following table summarizes the Company’s lease-related assets and liabilities recorded on the balance sheets:

		December 31,
	Classification	2020	2019

Lease assets:
Operating lease assets	Operating lease ROU assets	$904	$1,086

Lease liabilities:
Current lease liabilities	Accrued expenses and other liabilities	196	154
Long-term lease liabilities	Long-term lease liabilities	744	940

		$940	$1,094

Remaining lease term (in years)		4.08	5.08
Discount rate		7.88%	7.88%

c.	The components of operating lease cost for the year ended December 31, 2020 and 2019, were as follows:

	Year Ended December 31,
	2020	2019

Operating lease cost:
Operating lease expense	$258	$237

	$258	$237

d.	The maturity of the Company’s operating lease liabilities for contracts with lease term greater than one year as of December 31, 2020, are as follows

Year ended on December 31, 2021	$259
Year ended on December 31, 2022	264
Year ended on December 31, 2023	269
Year ended on December 31, 2024	275
Year ended on December 31, 2025	23

Total future lease payments	1,090
Less - imputed interest	(150)

$940

e.	The following table presents supplemental cash flow information related to the lease costs for operating leases:

	December 31,
	2020	2019
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$230	$229

Right-of-use assets obtained in exchange for new operating lease liabilities:
Operating leases	$-	$1,242